STOCK OPTION RESERVE (Details 4) shares in Thousands	12 Months Ended
Mar. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	Total
[custom:ShareOptions]	225,117
January 132021 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	January 13, 2021
[custom:ExpirationDate]	January 13, 2031
[custom:ExercisePrice] | $ / shares	$ 355.00
[custom:ShareOptions]	25,650
January 192022 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	January 19, 2022
[custom:ExpirationDate]	January 19, 2032
[custom:ExercisePrice] | $ / shares	$ 204.40
[custom:ShareOptions]	12,820
February 152022 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	February 15, 2022
[custom:ExpirationDate]	February 15, 2032
[custom:ExercisePrice] | $ / shares	$ 171.80
[custom:ShareOptions]	690
June 82022 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	June 8, 2022
[custom:ExpirationDate]	June 8, 2032
[custom:ExercisePrice] | $ / shares	$ 220.00
[custom:ShareOptions]
July 272022 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	July 27, 2022
[custom:ExpirationDate]	July 27, 2032
[custom:ExercisePrice] | $ / shares	$ 201.20
[custom:ShareOptions]
March 302023 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	March 30, 2023
[custom:ExpirationDate]	March 30, 2033
[custom:ExercisePrice] | $ / shares	$ 58.40
[custom:ShareOptions]	25,957
March 72025 [Member]
IfrsStatementLineItems [Line Items]
[custom:GrantDate]	March 7, 2025
[custom:ExpirationDate]	March 7, 2035
[custom:ExercisePrice] | $ / shares	$ 4.45
[custom:ShareOptions]	160,000